Fees and Expenses	Aug. 28, 2026
The Disciplined Growth Investors Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.78%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.78%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$80	$249	$433	$965

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities whose maturities or expiration dates at the time of acquisition were one year or less. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	19.00%
The Disciplined Growth Investors Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.85%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,048

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities whose maturities or expiration dates at the time of acquisition were one year or less. For the period of January 26, 2026 (commencement of operations) through April 30, 2026, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	5.00%
Vulcan Value Partners Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares	Institutional Class Shares
Management Fees	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.14%	0.21%
Total Annual Fund Operating Expenses	1.24%	1.06%
Fee Waiver and Expense Reimbursement[1]	(0.14%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.10%	0.85%

1.	Vulcan Value Partners, LLC (“Vulcan” or the “Adviser”) has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.10% and 0.85% of the Fund’s average daily net assets with respect to Investor Class shares and Institutional Class shares, respectively through at least September 14, 2027. The Adviser will be permitted to recapture expenses it has borne through the agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the agreement provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap then in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than thirty-six months after the date on which the fee and expenses were deferred.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example reflects the net operating expenses with expense waivers through the current term of the Expense Agreements, which is September 14, 2027. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	1 Year	3 Year	5 Year	10 Year
Investor Class Shares	$112	$380	$667	$1,486
Institutional Class Shares	$87	$316	$564	$1,274

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	61.00%
Vulcan Value Partners Small Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares	Institutional Class Shares
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.23%	0.30%
Total Annual Fund Operating Expenses	1.48%	1.30%
Fee Wavier and Expense Reimbursement[1]	(0.33%)	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.15%	1.00%

[1]	Vulcan Value Partners, LLC (“Vulcan” or the “Adviser”) has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.15% and 1.00% of the Funds’ average daily net assets with respect to Investor Class shares and Institutional Class shares, respectively, through at least September 14, 2027. The Adviser will be permitted to recapture expenses it has borne through the agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the agreement provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap then in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than thirty-six months after the date on which the fee and expenses were deferred.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example reflects the net operating expenses with the expense cap through the current term of the expense limitation agreement, which is September 14, 2027. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$117	$435	$776	$1,738
Institutional Class Shares	$102	$382	$684	$1,540

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	49.00%